Schedule of Investments (unaudited) December 31, 2019	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 18.7%
CCR SA	304,500	$1,436,699
Centrais Eletricas Brasileiras SA, ADR	39,165	365,018
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	49,230	740,912
Ultrapar Participacoes SA, ADR	300,225	1,879,408

		4,422,037

Chile — 4.9%
Enel Americas SA, ADR	105,495	1,158,335

China — 34.4%
Beijing Capital International Airport Co. Ltd., Class H	420,000	406,966
Beijing Enterprises Water Group Ltd.	870,000	439,924
CGN Power Co. Ltd., Class H(a)	1,470,000	392,413
China Gas Holdings Ltd.	300,000	1,124,259
China Merchants Port Holdings Co. Ltd.	330,000	558,202
China Oilfield Services Ltd., Class H	640,000	1,003,722
China Resources Gas Group Ltd.	118,000	648,169
China Suntien Green Energy Corp. Ltd., Class H	675,000	194,916
COSCO SHIPPING Ports Ltd.	450,000	368,464
Guangdong Investment Ltd.	420,000	878,616
Jiangsu Expressway Co. Ltd., Class H	330,000	452,322
Kunlun Energy Co. Ltd.	570,000	503,298
Shenzhen Expressway Co. Ltd., Class H	180,000	258,271
Shenzhen International Holdings Ltd.	255,499	561,378
Zhejiang Expressway Co. Ltd., Class H	390,000	355,374

		8,146,294

Malaysia — 6.6%
Sapura Energy Bhd	3,892,500	256,931
Tenaga Nasional Bhd	402,000	1,303,146

		1,560,077

Mexico — 12.1%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	11,340	679,720
Grupo Aeroportuario del Pacifico SAB de CV, ADR	9,945	1,179,576
Grupo Aeroportuario del Sureste SAB de CV, ADR	5,325	997,852

		2,857,148

South Korea — 3.7%
Korea Electric Power Corp., ADR(b)(c)	74,115	876,780

Thailand — 9.2%
Airports of Thailand PCL, NVDR	877,500	2,175,166

Security	Shares	Value

United States — 0.7%
GasLog Ltd.	15,780	$154,486

Total Common Stocks — 90.3% (Cost: $17,394,337)		21,350,323

Preferred Stocks

Brazil — 2.0%
Cia. Energetica de Minas Gerais, Preference Shares, ADR, NVS	139,875	476,974

Russia — 7.4%
Transneft PJSC, Preference Shares, NVS	616	1,752,951

Total Preferred Stocks — 9.4% (Cost: $1,992,055)		2,229,925

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(d)(e)(f)	624,837	625,087
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(d)(e)	21,000	21,000

		646,087

Total Short-Term Investments — 2.7% (Cost: $646,068)		646,087

Total Investments in Securities — 102.4% (Cost: $20,032,460)		24,226,335

Other Assets, Less Liabilities — (2.4)%		(567,529)

Net Assets — 100.0%		$23,658,806

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,825,420	(1,200,583)	624,837	$625,087	$3,061	(a)	$143	$19
BlackRock Cash Funds: Treasury, SL Agency Shares	47,828	(26,828)	21,000	21,000	997		—	—

				$646,087	$4,058		$143	$19

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Emerging Markets Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,350,323	$—	$—	$21,350,323
Preferred Stocks	2,229,925	—	—	2,229,925
Money Market Funds	646,087	—	—	646,087

	$24,226,335	$—	$—	$24,226,335

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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